Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income and Expenses [Line Items]
Impairment charges of goodwill		kr (31,897)	kr 0	kr (112)
Provisions		11,706	11,588	kr 9,504
Vonage Holdings Corp [member]
Other Operating Income and Expenses [Line Items]
Impairment charges of goodwill	kr (31,900)	kr (31,900)
Others [member]
Other Operating Income and Expenses [Line Items]
Provisions			(2,300)
IoT and other portfolio adjustments [member]
Other Operating Income and Expenses [Line Items]
Charges related to divestment of business			kr (1,000)